Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

3. Fair Value of Financial Instruments

The following tables show assets measured at fair value on a recurring basis as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$76,257	$—	$—
Total	$76,257	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$51,901	$—	$—
Total	$51,901	$—	$—

There were no liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022.